LAND USE RIGHTS, NET (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
Finite-Lived Intangible Assets [Line Items]
Land use rights	$ 108,010	$ 105,480
Less: accumulated amortization	(45,930)	$ (30,253)
LAND USE RIGHTS
Finite-Lived Intangible Assets [Line Items]
Land use rights	207,657
Less: accumulated amortization	(2,804)
Land use rights, net	$ 204,853